Integrity High Income Fund
INTEGRITY HIGH INCOME FUND—FUND SUMMARY
Investment Objectives
The Fund seeks to provide a high level of current income with capital appreciation as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Integrity High Income Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Integrity High Income Fund Class I Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.56%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	1.42%
Fee Waivers and Expense Reimbursements	(0.51%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.91%
[1]	Other Expenses for Class I shares are estimated based on actual expenses for the Fund during the most recent fiscal year.
[2]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund’s financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through April 30, 2018 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.90% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to April 30, 2018 with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Class I shares of the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Class I shares of the Fund for the time periods indicated and then redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement currently in place is not renewed beyond April 30, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Integrity High Income Fund | Class I Shares | USD ($)	93	366	711	1,738

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.85% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a group of low-quality, high-risk, high yield corporate debt obligations. Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in corporate bonds rated Baa by Moody’s Investors Service (“Moody’s”) or BBB by Standard & Poor’s Corporation (“S&P”) or lower. As a result, this includes high yield/lower-rated debt securities (also known as “junk” bonds) that are rated by an independent rating agency to be non-investment grade (e.g., BB or lower by S&P or Ba or lower by Moody’s). Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. The Fund may also invest in corporate issues that have defaulted. In addition, the Fund may invest in Rule 144A securities, which are generally privately placed securities purchased by qualified institutional buyers. While there are no restrictions on maturity, the Fund generally holds an average maturity of less than ten years. Capital appreciation is derived from selling bonds above the purchase price.

The Fund is non-diversified. This means that the Fund may invest a larger percentage of its assets in a more limited number of companies than a diversified fund.

To select the securities in which to invest, the Fund’s sub-adviser conducts fundamental credit research on each issuer. The Fund will buy securities that are attractively priced relative to current and expected fundamentals. The Fund may consider selling a security if, among other considerations, its business fundamentals have deteriorated.
Principal Risks
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Credit Risk: Credit risk is the risk that the credit strength of an issuer will weaken and/or an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The Fund may invest in securities that are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Credit risk may be substantial for the Fund.

Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Because interest rates in the U.S. are currently at, or near, historic lows, risks associated with rising rates are heightened. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Income Risk: Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Lower-Quality Debt Risk: Lower-quality debt securities (also known as “junk bonds”) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Management Risk: The Fund’s overall success depends on the sub-adviser’s ability to choose productive securities for the Fund. If the sub-adviser is unable to successfully choose productive securities, the Fund may underperform other funds with similar investment objectives.

Risks of Non-Diversification: Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.

Market Volatility Risk: Market volatility risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods. Instability in the financial markets has led to volatile financial markets that may expose the Fund to greater market and liquidity risk.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund, as represented by the Fund’s Class A shares (which are not offered through this prospectus). Class I shares are new and do not have any performance history. The annual returns in the bar chart and in the highest/lowest quarterly returns that follow are based on the Fund’s Class A shares. The historical performance presented in the Average Annual Total Returns table below is also based on the Fund’s Class A shares.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The table below shows the Fund’s average annual returns (as represented by the Fund’s Class A shares) for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Class I shares of the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800‑276‑1262.

Prior to August 1, 2009, the Fund was managed by Integrity Money Management, Inc. Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. In addition, effective May 5, 2008, the Fund replaced its sub-adviser. Accordingly, the results prior to May 5, 2008 were achieved while the Fund was sub-advised by SMH Capital Advisors, Inc., and its investment strategies and techniques differed from those of, and may have produced different investment results than those achieved by, J.P. Morgan Investment Management Inc., which became the Fund’s sub-adviser effective May 5, 2008.

The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Per Share Total Return per Calendar Year (Class A Shares)
[1]	Class A shares are not offered in this prospectus. Returns for Class I shares would be substantially similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Class I shares have different expenses.

During the ten-year period shown in the bar chart, the highest return for a quarter was 24.53% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.37% (quarter ended December 31, 2008).
All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns Class A Shares (for the periods ended December 31, 2015)
Average Annual Total Returns - Integrity High Income Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	[1]	(8.45%)	3.38%	3.14%	4.16%	Apr. 30, 2004
Class A Shares | Return After Taxes On Distributions	[1]	(10.47%)	1.04%	0.52%	1.41%	Apr. 30, 2004
Class A Shares | Return After Taxes On Distributions and Sale of Fund Shares	[1]	(7.27%)	1.65%	1.42%	2.19%	Apr. 30, 2004
Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	(4.47%)	5.04%	6.96%	7.00%	Apr. 30, 2004
[1]	Class A shares are not offered in this prospectus. Returns for Class I shares would be substantially similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Class I shares have different expenses.